RELATED PARTY TRANSACTIONS AND BALANCES - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Outstanding amounts due from related parties:
Notes receivables from a related party	¥ 372,000		¥ 225,000
Advances to related parties	203,056		6,555
Prepayment and other receivables from related parties	29,817		27,412
Long-term receivables	16,960		38,377
Subtotal	16,960		55,236
Advances from a related party
Advances from JinkoPower			3,412
Notes payables due to related party
Notes payables due to related parties	380,269		277,000
Jinko Power
Outstanding amounts due from related parties:
Notes receivables from a related party	108,638		1,183
Notes payables due to related party
Other payables due to a related party	11,069		11,599
Xinte Silicon for inventory purchase
Outstanding amounts due from related parties:
Advances to related parties			6,555
Notes payables due to related party
Notes payables due to related parties			277,000
JinkoPower for outsourcing services
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	5,846		12,635
JinkoPower for disposal of solar power projects
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	19,472		13,141
Other assets from related parties			16,859
Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai) for technical services
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	1,561		1,224
JinkoPower for miscellaneous transactions
Outstanding amounts due from related parties:
Prepayment and other receivables from related parties	2,938		412
Sichuan Yongxiang Technology Co., Ltd.
Outstanding amounts due from related parties:
Advances to related parties	203,056
Notes payables due to related party
Notes payables due to related parties	380,269
Related parties
Outstanding amounts due from related parties:
Accounts receivable, net - current	436,706	$ 59,829	296,512
Other payables due to a related party:
Accounts payable - third parties	0	0	21,244
Related parties | Xinte Silicon
Other payables due to a related party:
Accounts payable - third parties			21,244
Third parties
Outstanding amounts due from related parties:
Accounts receivable, net - current	13,628,852	1,867,145	22,662,181
Other payables due to a related party:
Accounts payable - third parties	11,038,668	$ 1,512,291	15,453,922
Third parties | Jinko Power for sales of solar modules and others
Outstanding amounts due from related parties:
Accounts receivable, net - current	¥ 436,706		¥ 296,512